Securities Act File No. 33-41694


                                ING DIRECT FUNDS

                         SUPPLEMENT DATED APRIL 18, 2002
                          TO THE CLASS O PROSPECTUS FOR
                     ING TECHNOLOGY FUND DATED MARCH 1, 2002

On April 1, 2002, the owners of Elijah Asset Management, LLC ("EAM"), the subadviser to ING Technology Fund (the "Fund"), entered into a binding letter of intent to sell a 75% ownership interest in their company to a wholly owned U.S. subsidiary of AIC Limited ("AIC") (the "Transaction"). The Transaction is expected to close in April 2002. As a result of the Transaction, AIC will indirectly hold a controlling interest in EAM. AIC is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada. In connection with the
Transaction, EAM's name will be changed to AIC Asset Management, LLC. For simplicity's sake, however, this supplement refers to EAM by its former name.

AIC's purchase of a majority ownership interest in EAM will result in a "change of control" of EAM, causing the previous Subadvisory Agreement between EAM and ING Investments, LLC ("ING"), the investment adviser to the Fund, to terminate automatically by its terms. With the approval of the Board of Directors of the Fund at a meeting on April 3, 2002, EAM and ING have entered into an Interim Subadvisory Agreement to take effect upon the closing of the Transaction in order to secure EAM's continuing services for the Fund on an interim basis until the shareholders vote on a new Subadvisory Agreement (the "New Subadvisory Agreement").

A meeting of shareholders of the Fund will be scheduled to consider approval of the New Subadvisory Agreement. Proxy statements discussing this proposal in detail will be mailed to shareholders during the third quarter of 2002.

If the proposal is approved by shareholders, the New Subadvisory Agreement will become effective immediately upon approval. This change will not result in a change in the actual portfolio management personnel who manage your Fund. Ronald
E. Elijah and Roderick R. Berry will continue to have responsibility for day-to-day portfolio management of the Fund.

The fees payable to EAM, which are paid by ING and not by the Fund, will remain the same under the New Subadvisory Agreement.

If the New Subadvisory Agreement is not approved by shareholders, the Board of Directors will determine what action, if any, should be taken. The Board of Directors may consider proposing a different subadviser, or having no subadviser. In the alternative, EAM may nonetheless serve as subadviser to the Fund at the lesser of the fees that would be paid under the New Subadvisory Agreement or EAM's cost to render services to the Fund, until such time as the Board of Directors determines an appropriate course of action.

                                      * * *

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                Securities Act File No. 33-41694

                                ING DIRECT FUNDS

                         SUPPLEMENT DATED APRIL 18, 2002
             TO THE CLASS O STATEMENT OF ADDITIONAL INFORMATION FOR
                    ING TECHNOLOGY FUND, DATED MARCH 1, 2002.

On April 1, 2002, the owners of Elijah Asset Management, LLC ("EAM"), the subadviser to ING Technology Fund (the "Fund"), entered into a binding letter of intent to sell a 75% ownership interest in their company to a wholly owned U.S. subsidiary of AIC Limited ("AIC") (the "Transaction"). The Transaction is expected to close during April 2002. As a result of the Transaction, AIC will indirectly hold a controlling interest in EAM. AIC is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada. In connection with the
Transaction, EAM's name will be changed to AIC Asset Management, LLC. For simplicity's sake, however, this supplement refers to EAM by its former name.

AIC's purchase of a majority ownership interest in EAM will result in a "change of control" of EAM, causing the previous Subadvisory Agreement between EAM and ING Investments, LLC ("ING"), the investment adviser to the Fund, to terminate automatically by its terms. With the approval of the Board of Directors of the Fund at a meeting on April 3, 2002, EAM and ING have entered into an Interim Subadvisory Agreement to take effect upon the closing of the Transaction in order to secure EAM's continuing services for the Fund on an interim basis until the shareholders vote on a new Subadvisory Agreement (the "New Subadvisory Agreement").

A meeting of shareholders of the Fund will be scheduled to consider approval of the New Subadvisory Agreement. Proxy statements discussing this proposal in detail will be mailed to shareholders during the third quarter of 2002.

If the proposal is approved by shareholders, the New Subadvisory Agreement will become effective immediately upon approval. This change will not result in a change in the actual portfolio management personnel who manage your Fund. Ronald
E. Elijah and Roderick R. Berry will continue to have responsibility for day-to-day portfolio management of the Fund.

The fees payable to EAM, which are paid by ING and not by the Fund, will remain the same under the New Subadvisory Agreement.

If the New Subadvisory Agreement is not approved by shareholders, the Board of Directors will determine what action, if any, should be taken. The Board of Directors may consider proposing a different subadviser, or having no subadviser. In the alternative, EAM may nonetheless serve as subadviser to the Fund at the lesser of the fees that would be paid under the New Subadvisory Agreement or EAM's cost to render services to the Fund, until such time as the Board of Directors determines an appropriate course of action.

                                      * * *

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                Securities Act File No. 33-41694


                              ING SERIES FUND, INC.

                         SUPPLEMENT DATED APRIL 18, 2002
                       TO THE CLASS A, B AND C AND CLASS I
                     ING SERIES FUND, INC. PROSPECTUSES FOR
                 ING TECHNOLOGY FUND, EACH DATED MARCH 1, 2002.

On April 1, 2002, the owners of Elijah Asset Management, LLC ("EAM"), the subadviser to ING Technology Fund (the "Fund"), entered into a binding letter of intent to sell a 75% ownership interest in their company to a wholly owned U.S. subsidiary of AIC Limited ("AIC") (the "Transaction"). The Transaction is expected to close during April 2002. As a result of the Transaction, AIC will indirectly hold a controlling interest in EAM. AIC is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada. In connection with the
Transaction, EAM's name will be changed to AIC Asset Management, LLC. For simplicity's sake, however, this supplement refers to EAM by its former name.

AIC's purchase of a majority ownership interest in EAM will result in a "change of control" of EAM, causing the previous Subadvisory Agreement between EAM and ING Investments, LLC ("ING"), the investment adviser to the Fund, to terminate automatically by its terms. With the approval of the Board of Directors of the Fund at a meeting on April 3, 2002, EAM and ING have entered into an Interim Subadvisory Agreement to take effect upon the closing of the Transaction in order to secure EAM's continuing services for the Fund on an interim basis until the shareholders vote on a new Subadvisory Agreement (the "New Subadvisory Agreement").

A meeting of shareholders of the Fund will be scheduled to consider approval of the New Subadvisory Agreement. Proxy statements discussing this proposal in detail will be mailed to shareholders during the third quarter 2002.

If the proposal is approved by shareholders, the New Subadvisory Agreement will become effective immediately upon approval. This change will not result in a change in the actual portfolio management personnel who manage your Fund. Ronald
E. Elijah and Roderick R. Berry will continue to have responsibility for day-to-day portfolio management of the Fund.

The fees payable to EAM, which are paid by ING and not by the Fund, will remain the same under the New Subadvisory Agreement.

If the New Subadvisory Agreement is not approved by shareholders, the Board of Directors will determine what action, if any, should be taken. The Board of Directors may consider proposing a different subadviser, or having no subadviser. In the alternative, EAM may nonetheless serve as subadviser to the Fund at the lesser of the fees that would be paid under the New Subadvisory Agreement or EAM's cost to render services to the Fund, until such time as the Board of Directors determines an appropriate course of action.

                                      * * *

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                Securities Act File No. 33-41694


                              ING SERIES FUND, INC.

                         SUPPLEMENT DATED APRIL 18, 2002
                TO THE CLASS A, B, C AND I ING SERIES FUND, INC.
                     STATEMENT OF ADDITIONAL INFORMATION FOR
                    ING TECHNOLOGY FUND DATED MARCH 1, 2002.

On April 1, 2002, the owners of Elijah Asset Management, LLC ("EAM"), the subadviser to ING Technology Fund (the "Fund"), entered into a binding letter of intent to sell a 75% ownership interest in their company to a wholly owned U.S. subsidiary of AIC Limited ("AIC") (the "Transaction"). The Transaction is expected to close during April 2002. As a result of the Transaction, AIC will indirectly hold a controlling interest in EAM. AIC is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada. In connection with the
Transaction, EAM's name will be changed to AIC Asset Management, LLC. For simplicity's sake, however, this supplement refers to EAM by its former name.

AIC's purchase of a majority ownership interest in EAM will result in a "change of control" of EAM, causing the previous Subadvisory Agreement between EAM and ING Investments, LLC ("ING"), the investment adviser to the Fund, to terminate automatically by its terms. With the approval of the Board of Directors of the Fund at a meeting on April 3, 2002, EAM and ING have entered into an Interim Subadvisory Agreement to take effect upon the closing of the Transaction in order to secure EAM's continuing services for the Fund on an interim basis until the shareholders vote on a new Subadvisory Agreement (the "New Subadvisory Agreement").

A meeting of shareholders of the Fund will be scheduled to consider approval of the New Subadvisory Agreement. Proxy statements discussing this proposal in detail will be mailed to shareholders during the third quarter of 2002.

If the proposal is approved by shareholders, the New Subadvisory Agreement will become effective immediately upon approval. This change will not result in a change in the actual portfolio management personnel who manage your Fund. Ronald
E. Elijah and Roderick R. Berry will continue to have responsibility for day-to-day portfolio management of the Fund.

The fees payable to EAM, which are paid by ING and not by the Fund, will remain the same under the New Subadvisory Agreement.

If the New Subadvisory Agreement is not approved by shareholders, the Board of Directors will determine what action, if any, should be taken. The Board of Directors may consider proposing a different subadviser, or having no subadviser. In the alternative, EAM may nonetheless serve as subadviser to the Fund at the lesser of the fees that would be paid under the New Subadvisory Agreement or EAM's cost to render services to the Fund, until such time as the Board of Directors determines an appropriate course of action.

                                      * * *

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE